Average Annual Total Returns - Service - BlackRock High Yield Bond Portfolio - Service Shares	Jan. 28, 2021
Average Annual Return:
1 Year	5.39%
5 Years	7.57%
10 Years	6.37%
After Taxes on Distributions
Average Annual Return:
1 Year	3.24%
5 Years	5.14%
10 Years	3.85%
After Taxes on Distributions and Sales
Average Annual Return:
1 Year	3.12%
5 Years	4.75%
10 Years	3.81%